Provision for Employee Benefits (Details)	12 Months Ended
Dec. 31, 2024
Provision for Employee Benefits [Line Items]
Percentage of annual disability rate	5.00%
Percentage of weighted average discount rate	2.40%
Weighted average remaining time to retire	18 years 2 months 4 days
Percentage of salary increase rate	2.00%
Percentage of variation rate	1.00%
Financial Assumptions [Member]
Provision for Employee Benefits [Line Items]
Percentage of weighted average discount rate	2.66%
Weighted average remaining time to retire	11 years 7 months 20 days
Percentage of salary increase rate	2.00%
Demographic Assumptions [Member]
Provision for Employee Benefits [Line Items]
Annual disability rate	5.00%